Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long Term Loan And Interest Receivable [Member]
Financial Risk Management
Carrying value of assets	$ 853,163	$ 755,973
Assets at fair value	857,006	760,143
Increase (Decrease) of Fair Value Over Carrying Value of assets	3,843	4,170
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	89,544	80,184
Open Ended Fund [Member]
Financial Risk Management
Carrying value of assets	773,209	945,176
Assets at fair value	773,209	945,176
Publicly Traded Equity Instruments [Member]
Financial Risk Management
Carrying value of assets	2,611,053	3,517,711
Assets at fair value	2,611,053	3,517,711
Other Equity Instruments [Member]
Financial Risk Management
Carrying value of assets		1,607,969
Assets at fair value		1,607,969
Derivative financial instruments
Financial Risk Management
Carrying value of assets	543,581	133,324
Assets at fair value	543,581	133,324
Senior Notes Due 2049 [Member]
Financial Risk Management
Carrying value of liabilities	13,675,853	15,377,325
Liabilities at fair value	12,199,681	19,307,154
Issuance Of Notes Due 2027 [Member]
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,238,640	4,509,405
Long Term Notes Payable To Banks [Member]
Financial Risk Management
Carrying value of liabilities	13,650,000	20,260,404
Liabilities at fair value	13,775,125	20,417,854
U.S. dollar | 6.625% Senior Notes due 2025
Financial Risk Management
Carrying value of liabilities	5,188,796	12,301,860
Liabilities at fair value	5,295,218	14,056,843
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	106,422	1,754,983
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	635,944	3,160,667
U.S. dollar | 4.625% Senior Notes due 2026
Financial Risk Management
Carrying value of liabilities	5,842,800	6,150,930
Liabilities at fair value	5,717,764	6,685,200
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(125,036)	534,270
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	446,740	1,202,790
U.S. dollar | 8.50% Senior Notes due 2032
Financial Risk Management
Carrying value of liabilities	5,842,800	6,150,930
Liabilities at fair value	6,934,235	8,857,216
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	1,091,435	2,706,286
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,784,859	3,592,008
U.S. dollar | 6.625% Senior Notes due 2040
Financial Risk Management
Carrying value of liabilities	11,685,600	12,301,860
Liabilities at fair value	12,083,611	16,678,493
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	398,011	4,376,633
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,606,372	6,044,482
U.S. dollar | 5% Senior Notes due 2045
Financial Risk Management
Carrying value of liabilities	17,321,136	20,503,100
Liabilities at fair value	14,975,508	24,205,140
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(2,345,628)	3,702,040
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(848,077)	6,122,554
U.S. dollar | 6.125% Senior Notes due 2046
Financial Risk Management
Carrying value of liabilities	17,528,400	18,452,790
Liabilities at fair value	17,570,118	25,029,180
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	41,718	6,576,390
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,798,730	9,079,308
U.S. dollar | Senior Notes Due 2049 [Member]
Financial Risk Management
Carrying value of liabilities	13,675,853	15,377,325
Liabilities at fair value	12,199,681	19,307,154
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,476,172)	3,929,829
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(256,204)	5,860,544
Mexican peso | Issuance Of Notes Due 2027 [Member]
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,238,640	4,509,405
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(261,360)	9,405
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	162,504	460,346
Mexican peso | 8.49% Senior Notes due 2037
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,041,135	4,110,480
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(458,865)	(389,520)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(54,752)	21,528
Mexican peso | 7.25% Senior Notes due 2043
Financial Risk Management
Carrying value of liabilities	6,500,000	6,500,000
Liabilities at fair value	4,046,705	4,611,620
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(2,453,295)	(1,888,380)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(2,048,625)	(1,427,218)
Mexican peso | Long Term Notes Payable To Banks [Member]
Financial Risk Management
Carrying value of liabilities	13,650,000	20,260,404
Liabilities at fair value	13,775,125	20,417,854
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	125,125	157,450
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,502,638	2,199,235
Mexican peso | Lease liabilities,
Financial Risk Management
Carrying value of liabilities	8,369,072	9,680,559
Liabilities at fair value	8,497,104	9,830,878
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	128,032	150,319
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	977,742	1,133,407
Mexican peso | Derivative financial instruments
Financial Risk Management
Carrying value of liabilities	71,401	172,885
Liabilities at fair value	$ 71,401	$ 172,885